Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Noncurrent Assets [Abstract]
Other non-current assets

As of December 31
2021	2020
$ millions	$ millions

Non-current inventories	149	152
Surplus in employees' defined benefit plans (1)	115	91
Derivative designated as a cash flow hedge	97	115
Investments in equity-accounted investees	26	27
Other	16	8
	403	393

(1)	See Note 16.